SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2026 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Restructuring Cost and Reserve [Line Items]
Receivables from customers net of allowance		$ 62,263	$ 67,738	$ 62,263
Impairment of long-lived assets			0	0
Deferred tax asset gross		6,103,318	2,226,394	6,103,318
Deferred tax liability		0	0	0
Valuation allowance		6,103,318	2,226,394	6,103,318		$ 6,616,606
Penalties or interest			$ 0	0
UNITED STATES
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate			1.00
HONG KONG
Restructuring Cost and Reserve [Line Items]
Foreign currency exchange calculated rate			7.7520
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents	$ 64,433	465,254	$ 63,670	465,254	$ 63,670
Investment held in trust account	37,622,133	60,752,079	64,487,925	60,752,079
Federal depository insurance coverage	250,000		250,000
Uninsured amount	0	215,254	0	215,254
Offering costs	3,722,527		3,722,527
Deferred offering cost	300,000		300,000
Additional paid-in capital upon completion	3,974,257	$ 3,974,257	3,974,257
Temporary equity ordinay shares redemption	$ 37,622,133		$ 64,487,925	$ 60,752,079